Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) $ in Millions	9 Months Ended
Sep. 30, 2026 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 7,223
Ending of period	6,987
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	59
Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	2,452
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	3,736
Computers
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	19
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	721
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	33,221
Additions	544
Acquisitions and other	2
Transfers from construction in progress	0
Disposals	(227)
Effect of exchange rate changes	(16)
Ending of period	33,524
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	92
Additions	0
Acquisitions and other	0
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	0
Ending of period	92
Cost | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,797
Additions	0
Acquisitions and other	0
Transfers from construction in progress	87
Disposals	(2)
Effect of exchange rate changes	(2)
Ending of period	7,880
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	24,387
Additions	6
Acquisitions and other	1
Transfers from construction in progress	198
Disposals	(223)
Effect of exchange rate changes	(14)
Ending of period	24,355
Cost | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	465
Additions	1
Acquisitions and other	1
Transfers from construction in progress	1
Disposals	(2)
Effect of exchange rate changes	0
Ending of period	466
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	480
Additions	537
Acquisitions and other	0
Transfers from construction in progress	(286)
Disposals	0
Effect of exchange rate changes	0
Ending of period	731
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(25,998)
Additions	(776)
Disposals	225
Effect of exchange rate changes	12
Ending of period	(26,537)
Accumulated Depreciation | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(32)
Additions	(1)
Disposals	0
Effect of exchange rate changes	0
Ending of period	(33)
Accumulated Depreciation | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(5,256)
Additions	(175)
Disposals	2
Effect of exchange rate changes	1
Ending of period	(5,428)
Accumulated Depreciation | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(20,261)
Additions	(590)
Disposals	221
Effect of exchange rate changes	11
Ending of period	(20,619)
Accumulated Depreciation | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(439)
Additions	(10)
Disposals	2
Effect of exchange rate changes	0
Ending of period	(447)
Accumulated Depreciation | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(10)
Additions	0
Disposals	0
Effect of exchange rate changes	0
Ending of period	$ (10)